Artisan Floating Rate Fund Expense Example - Artisan Floating Rate Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,825
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,622
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,493